OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION	12 Months Ended
Mar. 31, 2026
Disclosure of operating segments [abstract]
OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION	OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION
The Company elected to organize its operating segments principally on the basis of its customer markets. The Company manages its operations through its two segments: Civil Aviation and Defense and Security. Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision-maker.

The Company has decided to disaggregate revenue from contracts with customers by segment, by products and services and by geographic regions as the Company believes it best depicts how the nature, amount, timing and uncertainty of its revenue and cash flows are affected by economic factors.

Results by segment
The profitability measure employed by the Company for making decisions about allocating resources to segments and assessing segment performance is adjusted segment operating income. Adjusted segment operating income is calculated by taking operating income and adjusting for restructuring, integration and acquisition costs, and impairments and other gains and losses arising from significant strategic transactions or specific events, which gives an indication of the profitability of each segment because it does not include the impact of items not specifically related to the segment’s performance. For the years ended March 31, 2026 and 2025, impairments and other gains and losses arising from significant strategic transactions or specific events consist of the executive management transition costs (recorded in selling, general and administrative expenses), the gain on fair value remeasurement of SIMCOM (Note 6), and the shareholder matters (recorded in selling, general and administrative expenses).

The accounting principles used to prepare the information by operating segments are the same as those used to prepare the Company’s consolidated financial statements. The method used for the allocation of assets jointly used by operating segments and costs and liabilities jointly incurred (mostly corporate costs) between operating segments is based on the level of consumption when determinable and measurable, otherwise the allocation is based on a proportion of each segment’s cost of sales and revenue.

Specified items included in the segment profitability measure are as follows:

			Defense
	Civil Aviation		and Security			Total
	2026	2025	2026	2025	2026	2025
External revenue	$2,741.6	$2,709.3	$2,172.4	$1,998.6	$4,914.0	$4,707.9
Depreciation and amortization	351.0	312.4	109.1	102.3	460.1	414.7
Share of after-tax profit of equity accounted investees	58.7	68.3	24.0	20.0	82.7	88.3
Gross profit	890.2	883.6	500.6	416.5	1,390.8	1,300.1
Operating income	437.9	605.3	174.4	123.9	612.3	729.2
Adjusted segment operating income	510.5	581.5	200.2	150.5	710.7	732.0

Reconciliation of adjusted segment operating income is as follows:

			Defense
	Civil Aviation		and Security			Total
	2026	2025	2026	2025	2026	2025
Operating income	$437.9	$605.3	$174.4	$123.9	$612.3	$729.2
Restructuring, integration and acquisition costs (Note 5)	64.4	37.8	20.0	18.7	84.4	56.5
Impairments and other gains and losses arising from
significant strategic transactions or specific events:
Executive management transition costs	8.2	4.7	5.8	3.6	14.0	8.3
Gain on fair value remeasurement of SIMCOM (Note 6)	—	(72.6)	—	—	—	(72.6)
Shareholder matters	—	6.3	—	4.3	—	10.6
Adjusted segment operating income	$510.5	$581.5	$200.2	$150.5	$710.7	$732.0

Capital expenditures by segment, which consist of property, plant and equipment expenditures and intangible assets expenditures (excluding those acquired in business combinations), are as follows:

	2026	2025
Civil Aviation	$223.7	$296.3
Defense and Security	137.8	147.8
Total capital expenditures	$361.5	$444.1

Assets and liabilities employed by segment
The Company uses assets employed and liabilities employed to assess resources allocated to each segment. Assets employed include accounts receivable, contract assets, inventories, prepayments, property, plant and equipment, right-of-use assets, intangible assets, investment in equity accounted investees, derivative financial assets and other non-current assets. Liabilities employed include accounts payable and accrued liabilities, provisions, contract liabilities, derivative financial liabilities and other non-current liabilities.

Assets and liabilities employed by segment are reconciled to total assets and liabilities as follows:

	2026	2025
Assets employed
Civil Aviation	$6,896.4	$7,263.4
Defense and Security	3,046.5	3,000.6
Assets not included in assets employed by segment	1,204.9	949.8
Total assets	$11,147.8	$11,213.8
Liabilities employed
Civil Aviation	$1,129.9	$1,369.1
Defense and Security	1,074.9	1,009.3
Liabilities not included in liabilities employed by segment	3,554.9	3,859.4
Total liabilities	$5,759.7	$6,237.8

Products and services information
The Company's revenue from external customers for its products and services are as follows:

			Defense
	Civil Aviation		and Security			Total
	2026	2025	2026	2025	2026	2025
Products	$931.1	$963.7	$1,096.0	$907.7	$2,027.1	$1,871.4
Training, software and services	1,810.5	1,745.6	1,076.4	1,090.9	2,886.9	2,836.5
Total external revenue	$2,741.6	$2,709.3	$2,172.4	$1,998.6	$4,914.0	$4,707.9

Geographic information
The Company markets its products and services globally. Revenues are attributed to geographical regions based on the location of customers. Non-current assets other than financial instruments, deferred tax assets and employee benefits assets are attributed to geographical regions based on the location of the assets, excluding goodwill. Goodwill is presented by geographical regions based on the Company’s allocation of the related purchase price.

	2026	2025
External revenue
Canada	$498.7	$474.2
United States	2,194.2	2,241.8
United Kingdom	245.2	281.6
Rest of Americas	114.3	133.0
Europe	746.1	663.6
Asia	908.8	759.9
Oceania and Africa	206.7	153.8
	$4,914.0	$4,707.9

	2026	2025
Non-current assets other than financial instruments, deferred tax assets and employee benefits assets
Canada	$1,496.2	$1,541.7
United States	4,369.1	4,534.7
United Kingdom	394.8	399.0
Rest of Americas	222.5	221.8
Europe	1,229.2	1,162.3
Asia	570.1	610.8
Oceania and Africa	201.5	188.2
	$8,483.4	$8,658.5